SCHEDULE OF INCOME STATEMENT FROM THE ACQUISITION (Details) - AdFlare Acquisition [Member] - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Sales
Goodwill impairment	$ 1,500,000	1,500,000	$ 1,500,000
Net loss		1,500,000
Professional Fees [Member]
Restructuring Cost and Reserve [Line Items]
Operating expenses
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Operating expenses
Media Traffic Purchase [Member]
Restructuring Cost and Reserve [Line Items]
Operating expenses